Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation:
We account for share-based compensation as required by FASB ASC 718-10, "Compensation – Stock Compensation", which requires companies to recognize compensation expense in the amount equal to the fair value of all share-based payments granted to employees. Under FASB ASC 718-10, we recognize share-based compensation ratably over the service period applicable to the award. FASB ASC 718-10 also requires that excess tax benefits be reflected as financing cash flows.

Successor Share-Based Compensation
Stock Options
In conjunction with the Merger, certain senior level employees of the Company were granted stock options in Holdings, effectively granted as of September 28, 2012, under the terms of the Sky Growth Holdings Corporation 2012 Equity Incentive Plan. The share-based compensation expense relating to awards to those persons has been pushed down from Holdings to the Company.
Each optionee received two equal tranches of stock options. Tranche 1 options vest based upon continued employment over a five year period, ratably 20% each annual period. Our policy is to recognize expense for this type of award on a straight-line basis over the requisite service period for the entire award (5 years). Tranche 2 options vest based upon continued employment and the Company achieving specified annual or bi-annual EBITDA targets. Compensation expense will be recognized on a graded vesting schedule. In circumstances where the specified annual or bi-annual EBITDA targets are not met, Tranche 2 options may also vest in amounts of either 50% or 100% of the original award in the event of a initial public offering or other sale of Holdings to a third party buyer (a market condition) that returns a specified level of proceeds calculated as a multiple of the original equity invested in the Company as of September 28, 2012.

We used the Black-Scholes stock option pricing model to estimate the fair value of all Tranche 1 options and Tranche 2 options without a market condition (i.e., Tranche 2 options with service and performance conditions only).

The Tranche 2 options with a market condition were valued using a Monte Carlo simulation. The Monte Carlo simulation developed a range of projected outcomes of the market condition by projecting potential share prices over a 5 year simulation and determining if the share price had reached the specified level of proceeds stipulated in the equity plan. We ran one million simulations and concluded the fair value of the Tranche 2 options with market condition as the average of present value of the payoffs across all simulations.
A summary of the calculated estimated grant date fair value per option is as follows:

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
Fair value of stock options	(Successor)	(Successor)
TRANCHE 1	$0.67	$0.67
TRANCHE 2 without market condition	$0.68	$0.68
TRANCHE 2 with market condition	$0.76	$0.76

For Tranche 2 options, each quarter we will evaluate the probability of the Company achieving the annual or the bi-annual EBITDA targets (“Vesting Event A”) and the probability of an initial public offering or other sale of the Company to a third party buyer (“Vesting Event B”). If it is probable that the Company will achieve Vesting Event A, then the Company will recognize expense for Tranche 2 options at the $0.68 per option value with any necessary adjustments to expense to be equal to the ratable expense as of the end of that particular quarter end. If it is probable that the Company will achieve Vesting Event B, then the Company will recognize expense for Tranche 2 options at the $0.76 per option value (which is the fair value taking into account the market condition) with any necessary adjustment to expense to be equal to the ratable expense as of the end of that particular quarter end.
We granted a member of the Board of Directors of Holdings stock options in Holdings during the three months ended March 31, 2013 under similar terms as the Tranche 1 options granted as of September 28, 2012 under the Sky Growth Holdings Corporation 2012 Equity Incentive Plan. These stock options vest based upon continued service over an approximate five year period, ratably 20% each period ending September 28th. We will recognize expense on a straight-line basis over the requisite service period for the entire award. The share-based compensation expense relating to the award has been pushed down from Holdings to the Company.  We used the Black-Scholes stock option pricing model to estimate the fair value of the stock option awards.
Set forth below is the impact on our results of operations of recording share-based compensation from stock options ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
	(Successor)	(Successor)
Cost of goods sold	$224	$447
Selling, general and administrative	2,018	4,029
Total, pre-tax	$2,242	$4,476
Tax effect of share-based compensation	(830)	(1,656)
Total, net of tax	$1,412	$2,820

The following is a summary of our stock option activity (shares in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 1
Balance at December 31, 2012	21,630	$1.00
Granted	500	1.00
Exercised	—	—
Forfeited	(300)	1.00
Balance at June 30, 2013	21,830	$1.00	9.5	$—
Exercisable at June 30, 2013	—	$—	0.0	$—
Vested and expected to vest at June 30, 2013	20,084	$1.00	9.5	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 2
Balance at December 31, 2012	21,630	$1.00
Granted	—	—
Exercised	—	—
Forfeited	(300)	1.00
Balance at June 30, 2013	21,330	$1.00	9.5	$—
Exercisable at June 30, 2013	—	$—	0.0	$—
Vested and expected to vest at June 30, 2013	19,517	$1.00	9.5	$—

Rollover Options
As part of the Merger, certain employees of the Company were given the opportunity to exchange their stock options in Predecessor for stock options in Holdings (“Rollover Stock Options”). Sponsor was not legally or contractually required to replace Predecessor stock options with Holdings stock options, therefore the Rollover Stock Options were not part of the purchase price. The ratio of exchange was based on the intrinsic value of the Predecessor stock options at September 28, 2012.
The term of the Predecessor stock options exchanged for Holdings stock options were not extended. All Rollover Stock Options maintained their 10 year term from original grant date.
All of the Rollover Stock Options were either vested prior to September 27, 2012 or were accelerated vested on September 27, 2012 (date of the Predecessor shareholders’ meeting that approved the Merger) in accordance with the terms of the Predecessor stock option agreements. No additional vesting conditions were imposed on the holders of the Rollover Stock Options. All remaining unrecognized share-based compensation expense associated with the Rollover Stock Options was recognized during the Predecessor period.
The following is a summary of our Rollover Stock Options activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Balance at December 31, 2012	17,893	$0.25
Granted	—	—
Exercised	(542)	0.25
Forfeited	—	—
Balance at June 30, 2013	17,351	$0.25	4.2	$13,013
Exercisable at June 30, 2013	17,351	$0.25	4.2	$13,013

Restricted Stock
In conjunction with the Merger, certain senior level employees were granted restricted stock units (RSUs) in Holdings. The share-based compensation expense relating to awards to those persons has been pushed down from Holdings to the Company.
Each RSU has only a time-based service condition and will vest no later than the fifth anniversary of the grant date (September 28, 2017) upon fulfillment of the service condition.
The fair value of each RSU is based on fair value of each share of Holdings common stock on the grant date. The RSUs are classified as equity awards. The total calculated value, net of estimated forfeitures, will be recognized ratably over the 5 year vesting period.
We granted RSUs to a member of the Board of Directors during the six months ended June 30, 2013 that will vest within two years of the grant upon fulfillment of the service condition over the same time period.
Set forth below is the impact on our results of operations of recording share-based compensation from RSUs for the six-month period ended June 30, 2013 ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2013	2013
	(Successor)	(Successor)
Cost of goods sold	$2	$5
Selling, general and administrative	22	53
Total, pre-tax	$24	$58
Tax effect of stock-based compensation	(9)	(21)
Total, net of tax	$15	$37

The following is a summary of our RSU activity for the six-month period ended June 30, 2013 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Balance at December 31, 2012	300	$1.00
Granted	65	1.00
Vested	—	—
Forfeited	—	—
Non-vested restricted stock unit balance at June 30, 2013	365	$1.00	$365

Long-term Cash Incentive Awards
In conjunction with the Merger, certain employees were granted awards under the Long-term Cash Incentive Award Agreement incentive plan (the “Incentive Plan”) from Holdings. Each participant has the potential to receive a cash award based on specific achievements in the event of a transaction (e.g., initial public offering or sale of the company to a third party buyer) that returns a specified level of proceeds calculated as a multiple of the original equity invested in the company as of September 28, 2012. There is no vesting period under the Incentive Plan. The grantees must be employed by Sky Growth Holdings Corporation and its subsidiaries at the time of a transaction event in order to be eligible for a cash payment.
This plan is accounted for in accordance with ASC 450 and will be evaluated quarterly. If information available before the financial statements are issued indicates that it is probable that a liability had been incurred at the date of the financial statements then an accrual shall be made for the estimated cash payout. No amount was accrued for the Incentive Plan at June 30, 2013.

Predecessor Share-Based Compensation
As a result of the Merger, as of September 27, 2012, the Predecessor’s unvested share-based compensation instruments were accelerated to vest in accordance with the underlying Predecessor equity plans. These instruments, together with previously vested awards, and with the exception of Rollover Options discussed above, were settled in cash at the $50.00 purchase price per share paid by Sponsor in the Merger. All previous share-based compensation plans were cancelled in conjunction with the Merger.
Stock Options
We used the Black-Scholes stock option pricing model to estimate the fair value of stock option awards.
Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the six-month period ended June 30, 2012 ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$97	$200
Selling, general and administrative	871	1,800
Total, pre-tax	$968	$2,000
Tax effect of share-based compensation	(358)	(740)
Total, net of tax	$610	$1,260

Restricted Stock/Restricted Stock Units

Outstanding restricted stock and restricted stock units generally vested ratably over four years. The related share-based compensation expense was recorded over the requisite service period, which was the vesting period. The fair value of restricted stock was based on the market value of our common stock on the date of grant.

The impact on our results of operations of recording share-based compensation from restricted stock for the six-month period ended June 30, 2012 was as follows ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$118	$245
Selling, general and administrative	1,062	2,207
Total, pre-tax	$1,180	$2,452
Tax effect of stock-based compensation	(437)	(907)
Total, net of tax	$743	$1,545

Restricted Stock Unit Grants With Internal Performance Conditions
In January 2012, we issued restricted stock units with performance conditions (“performance units”) to two senior executives. The vesting of these performance units was contingent upon the achievement of certain financial and operational goals related to the Anchen Acquisition and corporate entity performance with cliff vesting after three years if the performance conditions and continued employment condition were met.
The two senior executives each received approximately 25 thousand performance units. The value of the performance units awarded was approximately $1.7 million at the grant date. These awards were accelerated and vested upon the consummation of the Merger and all related compensation was recognized as of that date.

Cash-settled Restricted Stock Unit Awards
We granted cash-settled restricted stock unit awards that vested ratably over four years to certain employees. The cash-settled restricted stock unit awards were classified as liability awards and were reported within accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheet. Cash-settled restricted stock units entitled such employees to receive a cash amount determined by the fair value of our common stock on the vesting date. The fair values of these awards were remeasured at each reporting period (marked to market) until the awards vested and were paid as of September 28, 2012. Fair value fluctuations were recognized as cumulative adjustments to share-based compensation expense and the related liabilities. Cash-settled restricted stock unit awards were subject to forfeiture if employment terminated prior to vesting. Share-based compensation expense for cash-settled restricted stock unit awards were recognized ratably over the service period.

The impact on our results of operations of recording share-based compensation from cash-settled restricted stock units for the six-month period ended June 30, 2012 was as follows ($ amounts in thousands):

	Three months ended	Six months ended
	June 30,	June 30,
	2012	2012
	(Predecessor)	(Predecessor)
Cost of goods sold	$48	$132
Selling, general and administrative	432	1,190
Total, pre-tax	$480	$1,322
Tax effect of stock-based compensation	(178)	(489)
Total, net of tax	$302	$833

Share-Based Compensation:
We account for share-based compensation as required by FASB ASC 718-10 Compensation – Stock Compensation, which requires companies to recognize compensation expense in the amount equal to the fair value of all share-based payments granted to employees. Under FASB ASC 718-10, we recognize share-based compensation ratably over the service period applicable to the award. FASB ASC 718-10 also requires that excess tax benefits be reflected as financing cash flows.

Successor Share-Based Compensation
Stock Options
In conjunction with the Merger, certain senior level employees of Par were granted stock options in Sky Growth Holdings Corporation, effectively granted as of September 28, 2012, under the terms of the Sky Growth Holdings Corporation 2012 Equity Incentive Plan. The share-based compensation expense relating to awards to those persons has been pushed down from Holdings to the Company.
Each optionee received 2 equal tranches of stock options. Tranche 1 options vest based upon continued employment over a five year period, ratably 20% each annual period. Our policy is to recognize expense for this type of award on a straight-line basis over the requisite service period for the entire award (5 years). Tranche 2 options vest based upon continued employment and the company achieving specified annual or bi-annual EBITDA targets. Compensation expense will be recognized on a graded vesting schedule. In circumstances where the specified annual or bi-annual EBITDA targets are not met, Tranche 2 options may also vest in amounts of either 50% or 100% of the original award in the event of a initial public offering or other sale of the company to a third party buyer (a market condition) that returns a specified level of proceeds calculated as a multiple of the original equity invested in the company as of September 28, 2012.

We used the Black-Scholes stock option pricing model to estimate the fair value of Tranche 1 and Tranche 2 without a market condition (service and performance conditions only) stock option awards with the following weighted average assumptions:

September 29, 2012 to December 31, 2012
(Successor)
TRANCHE 1
Risk-free interest rate	0.9%
Expected life (in years)	5
Expected volatility	75.0%
Dividend	0.000%

September 29, 2012 to December 31, 2012
(Successor)
TRANCHE 2
Risk-free interest rate	1.0%
Expected life (in years)	5
Expected volatility	75.0%
Dividend	0.000%

The Tranche 2 stock option grants with a market condition were valued using a Monte Carlo simulation. In addition to the above assumptions utilized in the Black-Scholes model, the Monte Carlo simulation developed a range of projected outcomes of the market condition by projecting potential share prices over a 5 year simulation and determining if the share price had reached the specified level of proceeds stipulated in the equity plan. We ran one million simulations and concluded the fair value of the Tranche 2 Option with market condition as the average of present value of the payoffs across all simulations.
A summary of the calculated estimated grant date fair value per option is as follows:

September 29, 2012 to December 31, 2012
Fair value of stock options	(Successor)
TRANCHE 1	$0.67
TRANCHE 2 without market condition	$0.68
TRANCHE 2 with market condition	$0.76

For Tranche 2 options, each quarter we will evaluate the probability of the Company achieving the annual or the bi-annual EBITDA targets (“Vesting Event A”) and the probability of an initial public offering or other sale of the Company to a third party buyer (“Vesting Event B”). If it is probable that the Company will achieve Vesting Event A, then the Company will recognize expense for Tranche 2 options at the $0.68 per option value with any necessary adjustments to expense to be equal to the ratable expense as of the end of that particular quarter end. If it is probable that the Company will achieve Vesting Event B, then the Company will recognize expense for Tranche 2 options at the $0.76 per option value (which is the fair value taking into account the market condition) with any necessary adjustment to expense to be equal to the ratable expense as of the end of that particular quarter end.
Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the period from September 29, 2012 to December 31, 2012 ($ amounts in thousands):

September 29, 2012 to December 31, 2012
(Successor)
Cost of goods sold	$223
Selling, general and administrative	2,003
Total, pre-tax	$2,226
Tax effect of share-based compensation	(824)

Total, net of tax	$1,402

The following is a summary of our stock option activity from September 29, 2012 to December 31, 2012 (shares in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 1
Beginning balance	—	$—
Granted	21,930	1.00
Exercised	—	—
Forfeited	(300)	1.00
Balance at December 31, 2012	21,630	$1.00	4.8	$—
Exercisable at December 31, 2012	—	$0.00	—	$—
Expected to vest at December 31, 2012	19,791	$1.00	4.8	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
TRANCHE 2
Beginning balance	—	$—
Granted	21,930	1.00
Exercised	—
Forfeited	(300)	1.00
Balance at December 31, 2012	21,630	$1.00	4.8	$—
Exercisable at December 31, 2012	—	$0.00	—	$—
Expected to vest at December 31, 2012	19,791	$1.00		$—

Rollover Options
As part of the Merger, certain employees of Par were given the opportunity to exchange their stock options in Par for stock options in Sky Growth Holdings Corporation (“Rollover Stock Options”). TPG was not legally or contractually required to replace Par stock options with Sky Growth Holdings Corporation stock options, therefore the Rollover Stock Options were not part of the purchase price. The ratio of exchange was based on the intrinsic value of the Par stock options at September 28, 2012. Par stock options were exchanged for 18,100 thousand Sky Growth Holdings Corporation stock options.
The term of the Par stock options exchanged for Sky Growth Holdings Corporation stock options were not extended. All Rollover Stock Options maintained their 10 year term from original grant date.
All of the Rollover Stock Options were either vested prior to September 27, 2012 or were accelerated vested on September 27, 2012 (date of the Par shareholders’ meeting that approved Par’s acquisition by TPG) in accordance with the terms of the Par stock option agreements. No additional vesting conditions were imposed on the holders of the Rollover Stock Options. All remaining unrecognized share-based compensation expense associated with the Rollover Stock Options was recognized as of September 27, 2012 on Par’s (the predecessor’s) books and records.
The following is a summary of our Rollover Stock Options activity from September 29, 2012 to December 31, 2012 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Beginning balance	18,100	$0.25
Granted	—	—
Exercised	(207)	0.25
Forfeited	—	—
Balance at December 31, 2012	17,893	$0.25	4.7	$13,420
Exercisable at December 31, 2012	17,893	$0.25	—	$13,420

Restricted Stock
In addition, in conjunction with the Merger, certain senior level employees were granted restricted stock units (RSUs) in Sky Growth Holdings Corporation. The share-based compensation expense relating to awards to those persons has been pushed down from Holdings to the Company.
Each RSU has only a time-based service condition and will vest no later than the fifth anniversary of the grant date (September 28, 2017) upon fulfillment of the service condition.
The fair value of each RSU is based on fair value of each share of Sky Growth Holdings Corporation common stock on the grant date. The RSUs are classified as equity awards. The total calculated value, net of estimated forfeitures, will be recognized ratably over the 5 year vesting period.
Set forth below is the impact on our results of operations of recording share-based compensation from RSUs for the period from September 29, 2012 to December 31, 2012 ($ amounts in thousands):

September 29, 2012 to December 31, 2012
(Successor)
Cost of goods sold	$1
Selling, general and administrative	13
Total, pre-tax	14
Tax effect of share-based compensation	(5)
Total, net of tax	$9

The following is a summary of our RSU activity for the period from September 29, 2012 to December 31, 2012 (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Beginning balance	—	$—
Granted	300	1.00
Exercised	—
Forfeited	—
Non-vested restricted stock unit balance at December 31, 2012	300	$1.00	$300

Long-term Cash Incentive Awards
In conjunction with the Merger, certain employees were granted awards under the Long-term Cash Incentive Award Agreement incentive plan from Sky Growth Holdings Corporation. Each participant has the potential to receive a cash award based on specific achievements in the event of a transaction (e.g., initial public offering or sale of the company to a third party buyer) that returns a specified level of proceeds calculated as a multiple of the original equity invested in the company as of September 28, 2012. There is no vesting period under the long-term cash incentive plan. The grantees must be employed by Sky Growth Holdings Corporation and its subsidiaries at the time of a transaction event in order to be eligible for a cash payment.
This plan is accounted for in accordance with ASC 450 and will be evaluated quarterly. If information available before the financial statements are issued indicates that it is probable that a liability had been incurred at the date of the financial statements then an accrual shall be made for the estimated cash payout. No amount was accrued for the Long-term Cash Incentive Awards at December 31, 2012.

Predecessor Share-Based Compensation
As a result of the Merger, as of September 27, 2012, the Predecessor’s unvested share-based compensation instruments were accelerated to vest in accordance with the underlying Predecessor equity plans. These instruments, together with previously vested awards, and with the exception of Rollover Options discussed above, were settled in cash at the $50.00 purchase price per share paid by TPG in the Merger. All previous share-based compensation plans were cancelled in conjunction with the Merger.
Stock Options
We used the Black-Scholes stock option pricing model to estimate the fair value of stock option awards with the following weighted average assumptions:

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Risk-free interest rate	0.8%	2.2%	3%
Expected life (in years)	4.7	5.2	6.3
Expected volatility	43.9%	44.6%	45.1%
Dividend	0%	0%	0%

The following is a summary of the weighted average per share fair value of options granted for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010.

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Weighted average per share fair value of options granted	$12.46	$15.34	$13.30

Set forth below is the impact on our results of operations of recording share-based compensation from stock options for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$300	$432	$522
Selling, general and administrative	2,700	3,889	5,323
Total, pre-tax	3,000	4,321	5,845
Tax effect of share-based compensation	(1,110)	(1,599)	(2,211)
Total, net of tax	$1,890	$2,722	$3,634

The following is a summary of our stock option activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Balance at December 31, 2011	2,286	$30.11	—	—
Granted	310	32.97	—	—
Exercised	(1,659)	25.61	—	—
Forfeited	(937)	39.12	—	—
Balance at September 28, 2012	—	$—	—	$—

Total fair value of shares vested ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Total fair value of shares vested	$3,125	$4,186	$5,965

Restricted Stock/Restricted Stock Units

Outstanding restricted stock and restricted stock units generally vested ratably over four years. The related share-based compensation expense was recorded over the requisite service period, which was the vesting period. The fair value of restricted stock was based on the market value of our common stock on the date of grant.

The impact on our results of operations of recording share-based compensation from restricted stock for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$377	$551	$666
Selling, general and administrative	3,390	4,958	6,694
Total, pre-tax	$3,767	$5,509	$7,360
Tax effect of stock-based compensation	(1,394)	(2,038)	(2,797)
Total, net of tax	$2,373	$3,471	$4,563

The following is a summary of our restricted stock activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Non-vested balance at December 31, 2011	281	$24.28	—
Granted	99	32.89	—
Exercised	(370)	26.37	—
Forfeited	(10)	32.00	—
Non-vested balance at September 28, 2012	—	$—	$—

The following is a summary of our restricted stock unit activity (shares and aggregate intrinsic value in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Non-vested restricted stock unit balance at December 31, 2011	69	$36.47	—
Granted	82	33.09	—
Exercised	(128)	34.97	—
Forfeited	(23)	32.76	—
Non-vested restricted stock unit balance at September 28, 2012	—	$—	$—

Restricted Stock Unit Grants With Internal Performance Conditions
In January 2012, we issued restricted stock units with performance conditions (“performance units”) to our Chief Operating Officer and our President. The vesting of these performance units was contingent upon the achievement of certain financial and operational goals related to the Anchen Acquisition and corporate entity performance with cliff vesting after three years if the performance conditions and continued employment condition were met.
Our Chief Operating Officer and our President each received approximately 25 thousand performance units in January 2012. The value of the performance units awarded was approximately $1.7 million at the grant date. These awards were accelerated and vested as of September 28, 2012 and all related compensation was recognized as of that date.

Restricted Stock Grants With Market Vesting Conditions
In 2008, we issued restricted stock grants with market vesting conditions. The vesting of restricted stock grants issued to certain of our employees was contingent upon multiple market conditions that were factored into the fair value of the restricted stock at grant date with cliff vesting after three years if the market conditions had been met. Vesting was contingent upon applicable continued employment and the Total Stockholder Return (“TSR”) on our common stock relative to the Company’s stock price at the beginning of the three-year vesting period as compared to the TSR of a defined peer group of approximately 12 companies, and the TSR of the Standard and Poor’s 400 Mid Cap Index (“S&P 400”) over the three-year measurement period. The measurement period ended on December 31, 2010. The Company achieved the maximum level of performance under the program because the Company’s TSR was greater than the 75th percentile TSR of the peer group and the Company’s TSR was greater than the median of the S&P 400 during the three-year measurement period. Approximately 454 thousand shares of common stock were earned as of the vesting date, January 11, 2011. Approximately 65 thousand shares were issued in 2008 by operation of the provisions of employment contracts for three senior executives whose employment with us was terminated. Approximately 339 thousand shares of common stock were distributed in January 2011. Approximately 115 thousand shares were cash settled upon the discretion of the Compensation Committee of the Board of Directors for approximately $4.1 million (pre-tax) in January 2011. In all circumstances, restricted stock granted did not entitle the holder the right, or obligate the Company, to settle the restricted stock in cash.
At the grant date, the effect of the market conditions on the restricted stock issued to certain employees was reflected in their fair value. The restricted stock grants with market conditions were valued using a Monte Carlo simulation. The Monte Carlo simulation estimated the fair value based on the expected term of the award, risk-free interest rate, expected dividends, and the expected volatility for the Company, our peer group, and the S&P 400. The expected term was estimated based on the vesting period of the awards (3 years), the risk-free interest rate was based on the yield on the Federal Reserve treasury rate with a maturity matching the vesting period (2.6%). The expected dividends were assumed to be zero. Volatility was based on historical volatility over the expected term (40%). Restricted stock that included multiple market conditions had a grant date fair value per restricted share of $24.78.

The following table summarizes the components of our stock-based compensation related to our restricted stock grants with market conditions recognized in our financial statements for the for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$0	$0	$174
Selling, general and administrative	0	0	1,566
Total, pre-tax	$0	$0	$1,740
Tax effect of stock-based compensation	0	0	(661)
Total, net of tax	$0	$0	$1,079

Cash-settled Restricted Stock Unit Awards
We granted cash-settled restricted stock unit awards that vested ratably over four years to certain employees. The cash-settled restricted stock unit awards were classified as liability awards and were reported within accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheet through September 28, 2012. Cash settled restricted stock units entitled such employees to receive a cash amount determined by the fair value of our common stock on the vesting date. The fair values of these awards were remeasured at each reporting period (marked to market) until the awards vested and were paid as of September 28, 2012. Fair value fluctuations were recognized as cumulative adjustments to share-based compensation expense and the related liabilities. Cash-settled restricted stock unit awards were subject to forfeiture if employment terminated prior to vesting. Share-based compensation expense for cash-settled restricted stock unit awards were recognized ratably over the service period.

The impact on our results of operations of recording share-based compensation from cash-settled restricted stock units for the periods ended September 28, 2012, December 31, 2011 and December 31, 2010 was as follows ($ amounts in thousands):

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2010
Cost of goods sold	$232	$132	$49
Selling, general and administrative	2,089	1,188	443
Total, pre-tax	$2,321	$1,320	$492
Tax effect of stock-based compensation	(859)	(488)	(187)
Total, net of tax	$1,462	$832	$305

Information regarding activity for cash-settled restricted stock units outstanding is as follows (number of awards in thousands):

	Shares	Weighted Average Grant Price	Aggregate Intrinsic Value
Awards outstanding at December 31, 2011	149	$32.97	—
Granted	137	33.38	—
Exercised	(40)	32.55	—
Forfeited	(246)	62.84	—
Awards outstanding at September 28, 2012	—	$—	$—

Employee Stock Purchase Program:

We maintained an Employee Stock Purchase Program (the “Program”). The Program was designed to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended. It enabled eligible employees to purchase shares of our common stock at a 5% discount to the fair market value. All shares were monetized and the Program was cancelled as of September 28, 2012 in conjunction with the Merger.
(amounts in thousands)

	For the period ended
	September 28, 2012	December 31, 2011	December 31, 2012
Shares purchased by employees	5	12	13

Chief Executive Officer Specific Share-based Compensation
On November 2, 2010, we entered into an employment agreement with our former President and Chief Executive Officer (the “former CEO”), effective as of January 1, 2011. His employment agreement was for a three-year term, ending December 31, 2013. Pursuant to the employment agreement, the former CEO was eligible to receive an incentive compensation award based on the compound annual growth rate (“CAGR”) of our common stock over the course of the three-year employment term (January 1, 2011 to December 31, 2013). The former CEO was eligible to receive an incentive compensation award ranging from $2 million (for a three-year CAGR of 4%) to $9 million (for a three-year CAGR of 20% or more). He was not eligible to receive an incentive compensation award if the Company’s three-year CAGR was below 4%, and no incentive compensation award would be payable if the employment agreement was terminated prior to its expiration unless a change of control (as defined in the agreement) had occurred. This CAGR based award was classified as liability awards and are reported within accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheet through September 28, 2012. The fair values of this award was remeasured at each reporting period (mark-to-market) using a Monte Carlo valuation model until the award vested and was paid. Fair value fluctuations were recognized as cumulative adjustments to share-based compensation expense and the related liabilities. Share-based compensation expense for this CAGR award was recognized ratably over the three-year service period. Through September 28, 2012, we recognized $4,566 thousand of expense associated with this plan.
In January 2011, the former CEO was granted an equity award consisting of restricted stock units with a total grant date economic value of approximately $1.85 million. The units vested on the date that a change of control (as defined in the agreement) occurred. The related share-based compensation expense was recorded through September 28, 2012. The fair value of restricted stock units was based on the market value of our common stock on the date of grant.